Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenue:
Total Revenue	$ 0	$ 0	$ 0	$ 0
Production Costs
Depreciation	22,080	26,647	47,366	53,263
Gross Margin	(22,080)	(26,647)	(47,366)	(53,263)
Operating Expenses:
General and Administrative	118,622	136,853	230,562	382,413
Total Operating Expenses	118,622	136,853	230,562	382,413
Loss from Operations	(140,702)	(163,500)	(277,928)	(435,676)
Other Income (Expenses)
Gain (Loss) on Extinguishment of Debt	0	29,015	0	32,194
Change in Fair Value of Derivative Liability	0	(65,348)	0	72,841
Sub Lease Rents	5,000	0	10,000	40,000
Imputed Interest Income	0	5,783	0	13,984
Foreign Exchange Gain (Loss)	(147)	(1,430)	970	181
Gain (Loss) on Sale of Equipment	0	0	(1,433)	0
Bad Debt Expense	0	(244,217)	0	(244,217)
Interest Expense	(60,687)	(141,805)	(120,300)	(268,503)
Amortization of Debt Discount	(156,250)	(116,483)	(312,500)	(204,929)
Total Other Income (Expenses)	(212,084)	(534,485)	(423,263)	(558,449)
Net Loss Before Non Controlling Interests	(352,786)	(697,985)	(701,191)	(994,125)
Less: Loss Attributable to Non - Controlling Interests	0	(2,333)	0	(7,770)
Net Loss	$ (352,786)	$ (695,652)	$ (701,191)	$ (986,355)
Basic and Diluted Loss per Share	$ (0.00008)	$ (0.00063)	$ (0.0002)	$ (0.0013)
Weighted Average Shares Outstanding:
Basic and Diluted	4,269,909,409	1,101,403,147	4,186,892,219	759,395,664